Note 37 - Significant Events After the Reporting Period	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Explanation of financial effect of non-adjusting event after reporting period [text block]
37.	Significant events after the reporting period

The Group has evaluated subsequent events till the date the consolidated financial statements were authorized for issuance. Except for the matter described below, no events or transactions have occurred subsequent to December 31, 2025, that would require adjustment to, or disclosure in the consolidated financial statements.

On March 17, 2026, the Group entered into an agreement with Astrikos AI Private Limited (Astrikos India), an affiliate of Astrikos AI, to subscribe to unsecured and compulsorily convertible debentures (“CCDs”) of Astrikos India in an amount of $491,896. These CCDs shall mandatorily and automatically convert into compulsory convertible preference shares of Astrikos India at the earlier of (a) anytime at the option of the Group; or (b) completion of an equity financing round; or (c) expiry of 18 months from the date of issuance.